CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	¥ (1,183,040)	¥ (679,316)	¥ (1,426,988)
Adjustments to reconcile net loss to net cash provided by operating activities:
Investment loss	28,677	7,889	75,097
Unrealized exchange (gains)/losses	(2,321)	15,993	(8,375)
Interest expense	412	0	31,659
Depreciation of property, plant and equipment	88,436	255,762	185,344
Amortization of intangible assets	670,953	693,761	688,572
Deferred income tax	(272,005)	(150,522)	(46,171)
Share-based compensation	426,371	896,416	1,185,839
(Gains)/Losses on disposal of property, plant and equipment	(14,911)	5,364	(14,910)
Gains on disposal of intangible assets	0	(52,673)	(1,520)
Share of results of equity investees	74,111	76,810	71,866
Gains from guarantee liabilities	(34,782)	(2,462)	0
Impairment of non-current assets	104,761	0	0
Allowance for doubtful accounts for accounts receivable and credit losses for finance receivables	1,216,681	747,254	349,185
Allowance for amounts due from related party and other receivables	66,838	4,000	15,000
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Accounts receivable	(246,673)	(1,259,543)	(869,699)
Bills receivable	(7,503)	(34,492)	(220,308)
Prepayments and other receivables	(96,557)	(737,248)	(343,794)
Due from related parties	(75,188)	(13,185)	29,792
Other current assets	141,186	(176,740)	(17)
Other non-current assets	224,292	(104,618)	(375,823)
Accounts payable	294,429	745,184	483,312
Guarantee liabilities	134,884	110,076	0
Deferred revenue	(156,129)	(93,596)	116,347
Income tax payable	78,988	192,625	30,561
Due to related parties	(16,733)	8,322	25,194
Other payables and accruals	37,944	215,689	968,509
Other non-current liabilities	12,476	7,229	(20,446)
Net cash provided by operating activities	1,495,597	677,979	928,226
Cash flows from investing activities
Placement of time deposits	(678,205)	0	0
Proceeds from maturity of time deposits	678,205	0	2,000
Purchase of investments in equity investees	(131,000)	(754,008)	(120,429)
Disposal of investments in equity investees	0	15,328	127,120
Purchases of property, plant and equipment	(523,703)	(230,945)	(1,728,761)
Purchases of intangible assets	(10,278)	(14,143)	(26,706)
Purchase of convertible notes	(335,318)	(139,425)	0
Proceeds from disposal of property, plant and equipment	266,545	816,860	242,282
Proceeds from disposal of intangible assets	0	57,400	0
Acquisition of finance receivables	(12,605,684)	(24,705,908)	(24,608,984)
Collection of finance receivables	20,979,839	17,483,354	9,135,002
Acquisition of subsidiaries, net of cash acquired	6,606	0	(49,585)
Net cash (used in)/provided by investing activities	7,647,007	(7,471,487)	(17,028,061)
Cash flows from financing activities
Proceeds from issuance of subsidiary's ordinary shares, net of issuance costs	0	(3,165)	5,528,755
Proceeds from issuance of subsidiaries' redeemable convertible preference shares, net of issuance costs	0	0	1,317,450
Repurchase of ordinary shares	0	(326,654)	0
Repurchase of subsidiary's ordinary shares	(2,581)	(4,367)	0
Contribution from noncontrolling interests	54,429	0	2,995
Purchase of noncontrolling interests	(123,529)	0	(36,292)
Payment for redemption of convertible debt	(865,850)	0	0
Proceeds from exercise of options	2,326	1,910	26,673
Dividend paid by subsidiary	(4,018)	0	0
Proceeds from borrowings	18,386,906	23,045,346	23,306,791
Repayment of borrowings	(22,060,739)	(22,710,497)	(14,650,880)
Proceeds from asset-backed securitization debt	6,758,846	16,956,147	11,142,486
Repayment of asset-backed securitization debt	(13,175,596)	(11,947,716)	(6,795,858)
Net cash provided by/(used in) financing activities	(11,029,806)	5,011,004	19,842,120
Effect of exchange rate changes on cash and cash equivalents and restricted cash	31,760	110,364	(350,491)
Increase/(Decrease) in cash and cash equivalents and restricted cash	(1,855,442)	(1,672,140)	3,391,794
Cash and cash equivalents and restricted cash at beginning of the year	9,367,219	11,039,359	7,647,565
Cash and cash equivalents and restricted cash at end of the year	7,511,777	9,367,219	11,039,359
Supplemental cash flow disclosures:
Cash paid for income taxes	(284,036)	(133,793)	(219,434)
Cash paid for interest	(2,049,514)	(1,962,269)	(1,118,736)
Supplemental disclosures of non-cash activities:
Purchases of property, plant and equipment	2,970	10,499	9,471
Purchases of intangible assets	498	1,291	708
Amounts receivable from exercise of options	(188)	(176)	(58,415)
Investment in convertible notes in connection with business cooperation with Yusheng Holdings Limited	0	1,645,342	0
Acquisition of subsidiary	68,632	0	0
Investment in equity investees	84,762	0	0
Preferred Stock [Member]
Supplemental disclosures of non-cash activities:
Conversion of Yixin preferred shares	0	0	5,323,103
Convertible Debt [Member]
Supplemental disclosures of non-cash activities:
Conversion of convertible debt	¥ 3,408	¥ 0	¥ 158,450